TAXES ON INCOME (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Line Items]
Income tax rate	26.50%	25.00%	25.00%
Net operating loss carry forwards	$ 8.5
Income tax rate 2014 and thereafter	26.50%
Tax benefit terms	The period of tax benefits, as described above, is subject to limitations of the earlier of 12 years from the commencement of production, or 14 years from the date of approval.
Tax exempt period	10 years
Areas in Israel designated as Development Zone A [Member]
Income Tax Disclosure [Line Items]
Income tax rate	9.00%
U.S Federal and State [Member]
Income Tax Disclosure [Line Items]
Income tax rate	40.00%